UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Institutional Investment Manager Filing this Report:

Name:     	ValMark Advisers, Inc.
Address:  	130 Springside Drive, Suite 300
		Akron, OH 44333

Form 13F File Number:  028-12433

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Michael McClary
Title:		Director of Investment Advisor Services
Phone:		800-765-5201

Signature				Place		Date of Signing:

/signature/ Michael McClary		Akron, OH	09/30/08

Report Type: 13F HOLDINGS REPORT

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	47

Form 13F Information Table Value Total:	$ 256,682.92 (x1,000)


List of Other Included Managers:		None

Form 13F Information Table
Name of Issuer Title of Class CUSIP	 Value     SHRS	   Inv.    Otr.  Voting
             				(x$1000)           Disc.   Mang. Auth.
APRTMENT INV
MNGMT CO        COM         03748R101      1       1   SH  Sole    N/A     None
BRKSHRE
HTHWY INC A     COM         084670108      462     4   SH  Sole    N/A     None
BRKSHRE
HTHWY INC B     COM         084670207      61      16  SH  Sole    N/A     None
CROCS INC	COM         227046109	   1 	   406 SH  Sole	   N/A	   None
MIDCAP SPDR
TR 	        UNIT SER 1  595635103	   68      653 SH  Sole	   N/A	   None
NEW IRLND
FUND            COM         645673104      6       700 SH  Sole    N/A     None
PPL CORP        COM         69351T106      1       1   SH  Sole    N/A     None
RYDEX ETF
TR	        S&P 500
                EQ TRD      78355W106	   62      2063 SH Sole	   N/A	   None
SPDR TR         UNIT SER 1  78462F103      1074    11090
                                                   SH      Sole    N/A     None
MDCP TRST       INTL MDCP
                DIV         97717W778      96      2597 SH Sole    N/A     None
WESTERN AST 	HIGH INCM
                OPP         95766K109	   309     76527
                                                   SH      Sole	   N/A	   None
CLAYMORE
ETF TR          CL GLBL
                TMBR        18383Q879      26      2250 SH Sole    N/A     None
DJ WLSHRE       REIT ETF    78464A607      5151    110869
                                                   SH      Sole    N/A     None
ISHARES INC 	MSCI EMU
                INDX        464286608	   96	   3190 SH Sole	   N/A	   None
ISHARES TR      GS NAT
                RES IDX     464287374	   5	   186  SH Sole    N/A	   None
ISHARES TR 	MSCI
                EAFE IDX    464287465	   30093   675229
                                                   SH      Sole    N/A     None
ISHARES TR      MSCI EMRG
                MKT         464287234      318     12510
                                                   SH	   Sole	   N/A	   None
ISHARES TR 	MSCI GRW
                IDX         464288885      43      944 SH  Sole	   N/A	   None
ISHARES TR      MSCI VAL
                IDX         464288877      37	   911 SH  Sole	   N/A	   None
ISHARES TR      RUSSELL
                MDCAP GR    464287481      12867   380453
                                                   SH	   Sole	   N/A	   None
ISHARES TR 	RUSSELL
                MDCAP VL    464287473	   13740   455566
                                                   SH      Sole	   N/A	   None
ISHARES TR      S&G GL MAT  464288695      105     2636 SH Sole	   N/A	   None
ISHARES TR      S&P NATL
                MUN B       464288414      350     3645 SH Sole    N/A     None
ISHARES TR 	S&P SMLCP
                GROW        464287887	   16557   343510
                                                   SH	   Sole	   N/A	   None
ISHARES TR 	S&P SMLCP
                VALU        464287879	   13566   260230
                                                   SH	   Sole	   N/A	   None
ISHARES TR 	S&P500/BAR
                GRW         464287309	   29034   612440
                                                   SH	   Sole	   N/A	   None
ISHARES TR 	S&P500/BAR
                VAL         464287408	   26449   532510
                                                   SH	   Sole	   N/A	   None
POWERSHARES
ETF TR 	        INTL DIV
                ACHV        73935X716	   93      8235 SH Sole    N/A     None
POWERSHARES
ETF TR          INDIA ETF
                TR          73935L100      7       600 SH  Sole    N/A     None
SPDR DJ
WILSHIRE 	INTNTNL RE  78463X863	   6074	   213125
                                                   SH      Sole	   N/A	   None
SPDR DJ
WILSHRIE        FDS RE      78463X749      29      1000 SH Sole    N/A     None
SPDR SERS TR    LEH MUN
                BD FND      78464A458      351     16880
                                                   SH      Sole    N/A     None
SPDR SERS TR    SHRT TRM
                MUN         78464A425      257     11239
                                                   SH      Sole    N/A     None
VNGRD BD IDX
FND INC         TTL BD MKT  921937835      664     9082 SH Sole    N/A     None
VNGRD INTL
EQTY IDX        ALL WRLD
                EX US       922042775      213     6501 SH Sole    N/A     None
VANGUARD STR    INTL EQTY
                IDX FMR MKT 922042858      7889    312919
                                                   SH      Sole    N/A     None
VANGUARD STR
IDX FDS         ENERGY VPRS 92204A306      8658    116156
                                                   SH	   Sole    N/A	   None
VANGUARD STR
IDX FDS         MATLS VPRS  92204A801      5721	   109453
                                                   SH      Sole    N/A     None
VANGUARD STR
IDX FDS         SPCLZD PORT
                APP         921908844      103     2500 SH Sole    N/A     None
ISHARES TR      GS CORP
                BD FD       464287242      15754   179725
                                                   SH      Sole	   N/A	   None
ISHARES TR      HIGH YLD
                CORP        464288513      13004   108625
                                                   SH      Sole	   N/A	   None
ISHARES TR      LEHMAN
                10-20YR     464288653      73      711 SH  Sole	   N/A	   None
ISHARES TR      US PFD
                STK FD      464288687      7060    240118
                                                   SH      Sole    N/A     None
ISHARES TR      US TIPS
                BD FD       464287176	   32665   353622
                                                   SH	   Sole	   N/A	   None
ISHARES TR 	1-3 YR TRS
                BD          464287457	   472     5607 SH Sole	   N/A	   None
ISHARES TR 	7-10 YR
                TRS BD      464287440	   6865    78108
                                                   SH  Sole	   N/A	   None
POWERSHARES
ETF TR 	        FINL PFD
                PTFL        73935X229      146	   10521
                                                   SH      Sole	   N/A	   None